1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Matthew Barsamian matthew.barsamian@dechert.com +1 202 261 3392 Direct +1 202 261 3333 Fax

August 27, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	MA Specialty Credit Income Fund (File Nos. 333-280620 and 811-23978); Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of MA Specialty Credit Income Fund (the “Fund”), a closed-end management investment company, is Pre-Effective Amendment No. 1 to the Fund’s registration statement under the Securities Act of 1933 and Amendment No. 1 to the Fund’s registration statement under the Investment Company Act of 1940 on Form N-2 (“Registration Statement”). This filing is being made for the purposes of: (i) incorporating comments received from the staff of the U.S. Securities and Exchange Commission in connection with its review of the Registration Statement; and (ii) making certain other changes to the Registration Statement for the Fund.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3392.

Sincerely,

/s/ Matthew Barsamian
Matthew Barsamian